Basis of Preparation (Tables)	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Classification and carrying amounts for adoption of new accounting standards
Classification and carrying amounts of financial assets under IAS 39 and IFRS 9 as of the date of adoption were changed as presented in the table below.

		JPY (millions)		JPY (millions)
	IAS 39	Carrying Amount	IFRS 9	Carrying Amount
Cash and cash equivalents	Loans and receivables	¥294,522	Financial assets measured at amortized cost	¥294,522
Derivative assets	Financial assets measured at fair value through profit or loss	762	Financial assets measured at fair value through profit or loss	762
Derivative assets to which hedge accounting is applied	Derivative assets to which hedge accounting is applied	2,527	Derivative assets to which hedge accounting is applied	2,527
Trade and other receivables, other financial assets	Loans and receivables	516,853	Financial assets measured at amortized cost	516,853
Equity instruments	Available-for-sale financial assets	169,814	Financial assets measured at fair value through other comprehensive income	203,276
Convertible notes	Loans and receivables	5,303	Financial assets measured at fair value through profit or loss	7,576
	Financial assets measured at fair value through profit or loss	2,070
Total		¥991,851		¥1,025,516
The following changes were made to the carrying amount of the financial assets as of the application date.

	JPY (millions)				JPY (millions)
IAS 39	Carrying Amount	Re- Classification	Re-Measurement	IFRS 9	Carrying Amount
Loans and receivables	¥816,678	¥(5,303)	¥—	Financial assets measured at amortized cost	¥811,375
Financial assets measured at fair value through profit or loss	2,832	5,303	203	Financial assets measured at fair value through profit or loss	8,338
Derivative assets to which hedge accounting is applied	2,527	—	—	Derivative assets to which hedge accounting is applied	2,527
Available-for-sale financial assets	169,814	—	33,462	Financial assets measured at fair value through other comprehensive income	203,276
Total	¥991,851	¥—	¥33,665		¥1,025,516